Other Financial Instruments and Fair Value Measurements (Details 3) (USD $) In Thousands	12 Months Ended
	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009	Jul. 31, 2011
Nonfinancial assets adjusted to fair value
Total other intangible assets	$ 2,940,010	$ 3,026,515		$ 3,132,761
Impairment charges	17,599	11,658	1,491
Significant Unobservable Inputs (Level 3) [Member] | Nonfinancial Assets Adjusted To Fair Value in the Prior Year [Member]
Nonfinancial assets adjusted to fair value
Total other intangible assets		14,552	24,382
Impairment charges		(11,658)
Total Other Adjustments		1,828
Significant Unobservable Inputs (Level 3) [Member]
Nonfinancial assets adjusted to fair value
Total other intangible assets	13,549	30,860
Impairment charges	(17,599)
Total Other Adjustments	$ 288